Intangible assets - Goodwill - Disclosure of detailed information about goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash-generating units information
Goodwill	€ 13,438	€ 14,017	€ 13,741	€ 12,713
Banco Santander (Brasil) S.A.
Cash-generating units information
Goodwill	3,079	3,679	3,503
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,444	1,444
Santander Consumer Germany
Cash-generating units information
Goodwill	1,304	1,304	1,304
Santander Bank Polska S.A.
Cash-generating units information
Goodwill	1,178	1,159	1,075
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander US Auto
Cash-generating units information
Goodwill	1,068	1,003	1,039
Santander España
Cash-generating units information
Goodwill	998	998	998
Santander Holding USA (ex. Auto)
Cash-generating units information
Goodwill	865	814	844
Santander UK
Cash-generating units information
Goodwill	641	612	599
Banco Santander - Chile
Cash-generating units information
Goodwill	482	516	548
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	453	523	469
Ebury Partners Limited
Cash-generating units information
Goodwill	340	350	298
Santander Consumer Nordics
Cash-generating units information
Goodwill	211	206	215
Other companies
Cash-generating units information
Goodwill	€ 335	€ 369	€ 365